Other Comprehensive Loss (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income, net of tax. During the nine months ended December 31, 2024 and 2023, there was no income tax expense or benefit reflected in other comprehensive income due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance
.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2024	$(42.1)	$138.8	$96.7
Other comprehensive income (loss)	(12.8)	2.3	(10.5)
Reclassifications to net loss (1)	—	(21.4)	(21.4)

Dec ember 3 1 , 2024	$(54.9)	$119.7	$64.8

March 31, 2023	$(41.1)	$142.6	$101.5
Other comprehensive income (loss)	1.8	17.4	19.2
Reclassifications to net loss (1)	—	(23.5)	(23.5)

Dec ember 3 1 , 2023	$(39.3)	$136.5	$97.2

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $22.6 million included in interest expense on the unaudited condensed consolidated statement of operations in the nine
months ended
Dec
ember 3
1
, 2024 (
nine
months ended
Dec
ember 3
1
,
2023—loss of
$2.5 million included in direct operating expense and gain of $26.0 million included in interest expense) (see Note 18).

The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2024, 2023 and 2022, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2021	$(34.3)	(68.1)	$(102.4)
Other comprehensive loss	(4.6)	68.2	63.6
Reclassifications to net loss (1)	—	49.0	49.0

March 31, 2022	(38.9)	49.1	10.2
Other comprehensive income	(2.2)	82.8	80.6
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(41.1)	142.6	101.5
Other comprehensive income (loss)	(1.0)	30.5	29.5
Reclassifications to net loss (1)	—	(34.3)	(34.3)

March 31, 2024	$(42.1)	$138.8	$96.7

(1)
Represents a loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense on the combined statement of operations in the year ended March 31, 2024 (2023- loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense; 2022- loss of $0.2 million included in direct operating expense and loss of $48.8 million included in interest expense) (see Note 18).

Entertainment One Film And Television Business [Member]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Components of other comprehensive loss are presented within the Condensed Combined Statements of Comprehensive Loss. The following table presents the related tax effects on changes in other comprehensive loss for each of the nine months ended October 1, 2023 and September 25, 2022.

(In thousands)	2023	2022
Other comprehensive earnings (loss), tax effect:
Tax (expense) benefit on cash flow hedging activities	$(33)	$(1,911)
Tax (expense) benefit on foreign currency translation amounts	—	—
Reclassifications to earnings, tax effect:
Tax expense (benefit) on net (gains) losses on cash flow hedging activities	13	232

Total tax effect on other comprehensive loss attributable to Entertainment One Film and Television Business Film and Television	$(20)	$(1,679)

The following table presents the related tax effects on changes in other comprehensive loss for each of the two fiscal years ended December 25, 2022 and December 26, 2021.

(In thousands)	2022	2021
Other comprehensive earnings (loss), tax effect:
Tax expense on cash flow hedging activities	$(420)	$(616)
Tax (expense) benefit on foreign currency translation amounts	—	—
Reclassifications to earnings, tax effect:
Tax expense on net losses on cash flow hedging activities	404	203

Total tax effect on other comprehensive loss attributable to Entertainment One Film and Television Business Film and Television	$(16)	$(413)

Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in the components of accumulated other comprehensive loss, net of tax for each of the nine months ended October 1, 2023 and September 25, 2022 are as follows:

(In thousands)	Gains (Losses) on Derivative Instruments	Foreign Currency Translation Adjustments		Total Accumulated Other Comprehensive Earnings (Loss)
2023
Balance at December 25, 2022	$1,296	$	(29,673)	$(28,377)
Current period other comprehensive earnings (loss)	408		1,894	2,302
Reclassifications from AOCE to earnings	(1,759)		—	(1,759)

Balance at October 1, 2023	$(55)		$(27,779)	$(27,834)

2022
Balance at December 26, 2021	$1,886		$3,392	$5,278
Current period other comprehensive earnings (loss)	8,083		(37,978)	(29,895)
Reclassifications from AOCE to earnings	(1,186)		—	(1,186)

Balance at September 25, 2022	$8,783		$(34,586)	$(25,803)

Changes in the components of accumulated other comprehensive loss, net of tax for each of the two fiscal years ended December 25, 2022 and December 26, 2021 are as follows:

(In thousands)	Gains (Losses) on Derivative Instruments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Earnings (Loss)
2022
Balance at December 26, 2021	$1,886	$3,392	$5,278
Current period other comprehensive earnings (loss)	1,535	(33,066)	(31,531)
Reclassifications from AOCE to earnings	(2,124)	—	(2,124)

(In thousands)	Gains (Losses) on Derivative Instruments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Earnings (Loss)
Balance at December 25, 2022	$1,297	$(29,674)	$(28,377)

2021
Balance at December 27, 2020	$(611)	$(2,833)	$(3,444)
Current period other comprehensive earnings	3,564	6,225	9,789
Reclassifications from AOCE to earnings	(1,067)	—	(1,067)

Balance at December 26, 2021	$1,886	$3,392	$5,278